Commitments (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Disclosure Of Commitments [Abstract]
Lease commitments for variable lease payments and short-term leases for which recognition exemption has been used	$ 9,962
Contractual commitments	$ 22,939